Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Additional Information (Detail) - Financial assets at fair value through other comprehensive income [Member]	12 Months Ended
Dec. 31, 2018 BRL (R$)
Financial assets at fair value through other comprehensive income [line items]
Dividends received	R$ 0
Reclassification in stockholder's equity	R$ 0